GOODWILL (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2010	2011
Beginning of year	$86.1	$278.0
Goodwill acquired during the year	185.4	—
Impairment recorded during the year	—	(281.5)
Translation	6.5	3.5
Ending of year	$278.0	$—